INTEREST-BEARING LOANS AND BORROWINGS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
INTEREST-BEARING LOANS AND BORROWINGS
Schedule of interest-bearing loans and borrowings

		As of December 31,	As of June 30,
		2023	2024
	Note	VND million	VND million	USD
Short-term
Loans from banks	8.1	24,337,193	21,461,370	884,640,148
Current portion of long-term loans	8.2	7,143,376	7,196,379	296,635,573
Current portion of bonds		11,443,465	18,434,737	759,881,987
Loans from others		—	29,294	1,207,502
TOTAL		42,924,034	47,121,780	1,942,365,210

Long-term
Loans from banks	8.2	22,590,438	22,263,712	917,712,778
Domestic bonds	8.3	7,551,628	616,004	25,391,756
Loans from others		28,083	—	—
TOTAL		30,170,149	22,879,716	943,104,534

		As of December 31,
	Note	2022	2023	2023
		VND million	VND million	USD
Short-term
Loans from banks	11.1	6,268,276	21,307,941	892,815,763
Current portion of long-term loans	11.2	8,311,277	7,143,376	299,311,824
Current portion of bonds	11.3	—	11,443,465	479,488,184
TOTAL		14,579,553	39,894,782	1,671,615,771
Long-term
Loans from banks	11.2	27,652,234	22,590,438	946,553,172
Bonds	11.3	13,972,726	7,551,628	316,417,833
Loans from others		—	28,083	1,176,695
TOTAL		41,624,960	30,170,149	1,264,147,700

Schedule of short-term loans from banks

Bank	As of June 30, 2024	As of June 30, 2024	Maturity	Collateral
		USD
		(Convenience
	VND million	translation)
Vietnam Prosperity Joint‑Stock Commercial Bank	5,937,754	244,754,905	From July 2024 to April 2025	Sharing collateral with a group of companies guaranteed by the ultimate parent company
Vietnam Technological and Commercial Joint Stock Bank	6,091,683	251,099,876	From August 2024 to April 2025	Sharing collateral with a group of companies guaranteed by the ultimate parent company
Saigon – Hanoi Commercial Joint Stock Bank	2,968,165	122,348,104	From November 2024 to June 2025	Sharing collateral with a group of companies guaranteed by the ultimate parent company
Joint Stock Commercial Bank for Investment and Development of Viet Nam - Ha Thanh Branch	1,331,946	54,902,968	From December 2024 to March 2025

Certain shares of an affiliate of the Group held by the ultimate parent company; Bonds of a bank held by an affiliate of the Group; Properties and machineries held by the Company and an affiliate of the Group; payment guarantee from the ultimate parent company

Joint Stock Commercial Bank for Investment and Development of Viet Nam - Quang Trung Branch	1,064,897	43,895,177	From December 2024 to March 2025

Certain shares of an affiliate of the Group held by the ultimate parent company; Properties and machineries of the Company and an affiliate of the Group; payment guarantee from the ultimate parent company

Ho Chi Minh City Development Joint Stock Commercial Bank	3,353,416	138,228,195	From July 2024 to December 2024	Sharing collateral with a group of companies guaranteed by the ultimate parent company
Westlake Flooring Company, LLC	303,954	12,529,019	From July 2024 to October 2024	Vehicles under the loan contracts
Bac A Commercial Joint Stock Bank	325,143	13,402,432	From October 2024 to February 2025	Certain shares of an affiliate of the Group held by individual; Properties of the Company of the Group; payment guarantee from the ultimate parent company
Other loans from banks	84,412	3,479,472	From August 2024 to March 2025	Vehicles under the loan contracts
TOTAL	21,461,370	884,640,148

Loans land borrowings	Currency	Interest rate per annum applicable for the six months ended June 30, 2024
Short-term Loans	VND	From 7.2% to 15%
Short-term Loans	USD	10.5%
Short-term Loans	EUR	From 6.62% to 6.74%
UPAS Letter of Credit	VND	From 12.8% to 14.5%
UPAS Letter of Credit	USD	From 9.5% to 11.5%

Bank	As of December 31, 2023		Maturity	Collateral
		USD
		(Convenience
	VND million	translation)
Vietnam Prosperity Joint Stock Commercial	8,357,347	350,177,952	From January	Sharing collateral with a group of
Bank			2024 to	companies guaranteed the ultimate
			June 2024	parent company
Vietnam Technological and Commercial	4,336,556	181,704,349	From January to	Sharing collateral with a group of
Joint Stock Bank			November 2024	companies guaranteed the ultimate
				parent company
Saigon – Hanoi Commercial Joint Stock	1,999,554	83,782,536	From February	Sharing collateral with a group of
Bank			2024 to	companies guaranteed by certain shares
			December 2024	of the ultimate parent company
Joint stock Commercial Bank for Investment	1,495,421	62,659,055	From March	Certain shares of an affiliate of the
and Development of Viet Nam – Ha Thanh			2024 to June	Group held by the ultimate parent
Branch			2024	company
Joint stock Commercial Bank for Investment	1,300,000	54,470,795	From April	Certain shares of an affiliate of the
and Development of Viet Nam – Quang			2024 to June	Group held by the ultimate parent
Trung Branch			2024	company
Westlake Flooring Company, LLC	824,671	34,554,219	May 2024	Vehicles under loan contract
Ho Chi Minh City Development Joint Stock	2,994,392	125,466,857	From January	Certain shares of an affiliate of the
Commercial Bank			2024 to	Group held by the ultimate parent
			June 2024	company
TOTAL	21,307,941	892,815,763

Loans and borrowings	Currency	Interest rate applicable in 2023
Short-term Loans	VND	From 6.7% to 15%
UPAS Letter of Credit	VND	From 10.5% to 14.5%

Schedule of long-term loans from banks

Lenders	As of June 30, 2024		Maturity date	Collateral
		USD
		(Convenience
	VND million	translation)
Foreign syndicated loan No.1	13,751,172	566,824,897	From September 2024 to September 2030	(i)
In which: current portion	2,543,672	104,850,453
Foreign syndicated loan No.2	3,954,400	163,000,824	November 2024	(i)
In which: current portion	3,954,400	163,000,824
Foreign syndicated loan No.4	2,155,858	88,864,716	From December 2024 to December 2026	(i)
In which: current portion	384,133	15,834,007
Foreign syndicated loan No.5	3,284,748	135,397,692	From November 2024 to November 2029	(i)
In which: current portion	271,384	11,186,480
Foreign syndicated loan No.6	6,263,288	258,173,454	From November 2025 to November 2026	(i)
Other loans from bank	12,507	515,540	From July 2024 to October 2026	Unsecured
In which: current portion	5,256	216,653
Other loans from banks	38,118	1,571,228	From August 2024 to July 2025	Vehicles under the loan contracts
In which: current portion	37,534	1,547,156
TOTAL	29,460,091	1,214,348,351
In which:
Non-current portion	22,263,712	917,712,778
Current portion	7,196,379	296,635,573
(i)	As of June 30, 2024 and December 31, 2023, these long-term loans were secured by:
●	The Debt Service Reserve Account of the Company at the offshore account management bank and the balance of revenue account of the ultimate parent company at a commercial bank;
●	Certain shares of an affiliate of the Group held by the ultimate parent company;

Details of interest rate during the six months ended June 30, 2024 of borrowings as follows:

Loans and borrowings	Currency	Interest rate per annum applicable for the six months ended June 30, 2024
Secured loans without swap contract	USD	Floating interest rate, from 6.42% to 9.09% per annum
Secured loans with floating interest rate swapped for fixed interest rate (also fixed transaction rate) under swap contracts (Note 13)	USD	Fixed interest rate under swap contract from 4.1% to 6.37% per annum
Unsecured loans	EUR	Floating interest rate, from 6.62% to 6.74% per annum
Secured loans	EUR	Floating interest rate, from 6.62% to 6.74% per annum

Lenders	As of December 31, 2023		Maturity date	Collateral
		USD
		(Convenience
	VND million	translation)
Syndicated loan No.1	13,997,995	586,524,554	From March 2024 to September 2030	(i)
In which: current portion	2,176,904	91,213,609
Syndicated loan No.2	4,473,261	187,432,372	From May 2024 to November 2024	(i)
In which: current portion	4,473,261	187,432,372
Syndicated loan No.4	2,200,874	92,217,967	From June 2024 to December 2026	(i)
In which: current portion	358,215	15,009,428
Syndicated loan No.5	3,127,891	131,060,546	From November 2024 to November 2029	(i)
In which: current portion	129,791	5,438,322
Syndicated loan No.6	5,918,804	248,001,508	From November 2025 to November 2026	(i)
Loan from others	14,989	628,049	From January 2024 to October 2026	Unsercured
In which: current portion	5,205	218,093
TOTAL	29,733,814	1,245,864,996
In which:
Non-current portion	22,590,438	946,553,172
Current portion	7,143,376	299,311,824

Lenders	As of December 31, 2022		Maturity date	Collateral
		USD
		(Convenience
	VND million	translation)
Syndicated loan No.1	15,287,959	640,574,834	From March 2023 to September 2030	(i)
In which: current portion	2,119,385	88,803,528
Syndicated loan No.2	5,563,099	233,097,251	From May 2023 to November 2024	(i)
In which: current portion	1,277,045	53,508,967
Syndicated loan No.3	4,714,072	197,522,501	April 2023	(i)
In which: current portion	4,714,072	197,522,501
Syndicated loan No.4	2,290,606	95,977,793	From December 2023 to December 2026	(i)
In which: current portion	176,775	7,406,981
Syndicated loan No.5	2,912,644	122,041,565	From November 2024 to November 2029	(i)
Syndicated loan No.6	5,137,283	215,255,300	From November 2025 to November 2026	(i)
Other loan from bank	57,848	2,423,868	From March 2023 to December 2024	(i)
In which: current portion	24,000	1,005,614
TOTAL	35,963,511	1,506,893,112
In which:
Non-current portion	27,652,234	1,158,645,521
Current portion	8,311,277	348,247,591
(i)	As of December 31, 2023 and 2022, these long-term loans were secured by:
●	Property, plant and equipment (Note 9), the Debt Service Reserve Account at the offshore account management bank, the Revenue Account at a commercial bank with outstanding balance and accumulated other related benefits arising from such account;
●	Certain shares of an affiliate held by another affiliate, certain shares of another subsidiary held by the ultimate parent company;
●	Payment guarantee from the ultimate parent company and a commercial bank. The payment guarantee from the commercial bank is secured by certain properties held by affiliates;

Loans and borrowings	Currency	Interest rate applicable in 2023
Secured loans	VND	Floating interest rate, determined by the bank every six months, 10.2% to 11.8% per annum
Secured loans without swap contract	USD	Floating interest rate, from 4.93% to 9.09% per annum
Secured loans with floating interest rate swapped for fixed interest rate (also fixed transaction rate) under swap contracts (Note 20A)	USD	Fixed interest rate under swap contract from 4.1% to 9.15% per annum

Bonds
INTEREST-BEARING LOANS AND BORROWINGS
Schedule of interest-bearing loans and borrowings

Bonds	Currency	30 June 2024 (VND million)	Maturity date	Interest Rate	Collateral
Bond No.1	VND	11,472,050	From November 2024 to December 2024	Floating interest rate, annual interest rate from 9.675% to 10.25% per annum	(i)
In which: current portion	VND	11,472,050
Bond No.2	VND	1,990,745	May 2025	Floating interest rate, annual interest rate from 9.775% to 10.175% per annum	(ii)
In which: current portion	VND	1,990,745
Bond No.3	VND	4,971,942	From January 2025 to March 2025	Fixed interest rate from 14.4% to 14.5% per annum	(iii)
In which: current portion	VND	4,971,942
Bond No.4	VND	616,004	September 2025	Floating interest rate, annual interest rate from 10.875% to 11.225% per annum	(iv)
In which: current portion	VND	—
TOTAL		19,050,741
In which:
Non-current portion		616,004
Current portion		18,434,737
(i)	This bond issue is secured by shares of a company within the Group held by Vingroup JSC and real estate held by a company within the same Group; payment guaranteed by Vingroup JSC.
(ii)	This bond issue is secured by shares of a company within the same Group held by Vingroup JSC; payment guaranteed by Vingroup JSC.
(iii)

This bond issue is secured by shares of a company within the same Group held by Vingroup JSC and shares of Vingroup Corporation held by Vietnam Investment Group Joint Stock Company (“VIG”); payment guaranteed by Vingroup JSC.

(iv)	This bond issue is secured by shares of Vingroup JSC held by Vietnam Investment Group Joint Stock Company (“VIG”); payment guaranteed by Vingroup JSC.